Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Long Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
1)	Bank loans

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Working capital bank loans
Syndicated bank loans - repayable through May 2019 to May 2023, annual interest rates were 2.61% -2.70% and 1.80% as of December 31, 2017 and 2018, respectively	$4,761,600	$55,000,000	$1,796,798
Others - repayable through February 2019 to October 2023, annual interest rates were 0.93%-2.10% and 0.75%-3.77% as of December 31, 2017 and 2018, respectively	23,941,947	75,533,354	2,467,604
Mortgage loans
Repayable through July 2019 to June 2023, annual interest rates were 4.95%-5.39% and 5.39% as of December 31, 2017 and 2018	4,705,149	4,393,826	143,542
	33,408,696	134,927,180	4,407,944
Less: unamortized arrangement fee	1,200	128,083	4,184
	33,407,496	134,799,097	4,403,760
Less: current portion	8,261,625	10,779,034	352,141

	$25,145,871	$124,020,063	$4,051,619

Longterm Bills Payable [member]
Statement [LineItems]
Summary of Borrowings
2)	Long-term bills payable

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable in February 2020, annual interest rate were 0.96% and 0.99% as of December 31, 2017 and 2018, respectively	$1,000,000	$1,000,000	$32,669
International Bills Finance Corporation, repayable in March 2020, annual interest rate were 0.96% and %1.00% as of December 31, 2017 and 2018, respectively	1,000,000	1,000,000	32,669
Ta Ching Bills Finance Corporation, repayable in January 2020, annual interest rates was 0.98% as of December 31, 2018	-	1,100,000	35,936
	2,000,000	3,100,000	101,274
Less: unamortized discounts	868	768	25

	$1,999,132	$3,099,232	$101,249